CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Tables)	12 Months Ended
Jan. 31, 2020
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES [abstract]
Schedule of convertible debentures
Convertible debentures
	March 26, 2018	December 31, 2018	January 30, 2019	Total
	issuance	issuance	issuance
Balance, January 31, 2018 and 2017	$—	$—	$—	$—
Issued	25,996,000	3,711,179	7,447,350	37,154,529
Equity portion	(2,958,335)	—	—	(2,958,335)
Conversion	(22,521,663)	—	—	(22,521,663)
Transaction costs	(938,271)	(550,709)	(469,497)	(1,958,477)
Interest paid	(452,956)	(31,807)	—	(484,763)
Accretion expense	875,225	53,137	—	928,362
Balance, January 31, 2019	—	3,181,800	6,977,853	10,159,653
New issuances	—	265,146	388,486	653,632
Conversions	—	(1,546,384)	(2,993,607)	(4,539,991)
Foreign exchange gain	—	8,318	67,403	75,721
Interest	—	322,348	559,398	881,746
Accretion expense	—	186,664	170,385	357,049
Interest paid-cash	—	(268,503)	(452,052)	(720,555)
Balance, January 31, 2020	$—	$2,149,389	$4,717,866	$6,867,255
Current portion	$—	$2,149,389	$4,717,866	$6,867,255
Long-term portion	$—	$—	$—	$—

Schedule of convertible promissory notes

Convertible promissory notes
	June 13, 2018	January 23, 2019	May 24, 2019	Total
	issuance	issuance	issuance
Balance, January 31, 2018 and 2017	$—	$—	$—	$—
Issued	2,000,000	175,000	—	2,175,000
Derivative liabilities	(393,010)	—	—	(393,010)
Accretion expense	63,840	—	—	63,840
Balance, January 31, 2019	1,670,830	175,000	—	1,845,830
Issued	—	—	1,000,000	1,000,000
Conversion	(660,647)	—	—	(660,647)
Interest	48,600	—	69,041	117,641
Accretion expense	77,282	—	—	77,282
Balance, January 31, 2020	$1,136,065	$175,000	$1,069,041	$2,380,106
Current portion	$—	$175,000	$1,069,041	$1,244,041
Long-term portion	$1,136,065	$—	$—	$1,136,065

Schedule of convertible promissory note payable

Promissory notes payable
	January 1, 2019	February 4, 2019	Total
	issuance (c)	issuance
Balance, January 31, 2018 and 2017	$—	$—	$—
Issued	30,000,000	—	30,000,000
payments	—	—	—
Balance, January 31, 2019	30,000,000	—	30,000,000
Issued	—	290,000	290,000
Payments	(8,800,000)	(290,000)	(9,090,000)
Balance, January 31, 2020	$21,200,000	$—	$21,200,000
Current portion	$21,200,000	$—	$21,200,000
Long-term portion	$—	$—	$—